Certain Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Certain Transactions Disclosure [Text Block]

16. Certain Transactions

A small percentage (less than 1% in fiscal year 2012) of vegetables supplied to the Company's New York processing plants are grown by a director of Seneca Foods Corporation, which supplied the Company approximately $872,000 pursuant to a raw vegetable grower contract in fiscal 2012.  The Chairman of the Audit Committee reviewed the relationship and determined that the contract was negotiated at arm's length and on no more favorable terms than to other growers in the marketplace.